Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED OCTOBER 22, 2014

TO THE PROSPECTUS DATED FEBRUARY 28, 2014

The first sentence of the first paragraph of the sections "Fund Summaries—Nuveen Small Cap Growth Opportunities Fund—Principal Investment Strategies," "Fund Summaries—Nuveen Small Cap Select Fund—Principal Investment Strategies" and "Fund Summaries—Nuveen Small Cap Value Fund—Principal Investment Strategies" is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in common stocks of small-capitalization companies. Small capitalization companies are defined as companies that have market capitalizations within the market capitalization range of the companies in the Russell 2000 Index on the last business day of the month in which its most recent reconstitution was completed. Reconstitution of the index currently is completed in June of each year. On June 30, 2014, the range was $143 million to $4.51 billion.

Nuveen Small Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 22, 2014

TO THE PROSPECTUS DATED FEBRUARY 28, 2014

The first sentence of the first paragraph of the sections "Fund Summaries—Nuveen Small Cap Growth Opportunities Fund—Principal Investment Strategies," "Fund Summaries—Nuveen Small Cap Select Fund—Principal Investment Strategies" and "Fund Summaries—Nuveen Small Cap Value Fund—Principal Investment Strategies" is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in common stocks of small-capitalization companies. Small capitalization companies are defined as companies that have market capitalizations within the market capitalization range of the companies in the Russell 2000 Index on the last business day of the month in which its most recent reconstitution was completed. Reconstitution of the index currently is completed in June of each year. On June 30, 2014, the range was $143 million to $4.51 billion.

Nuveen Small Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN SMALL CAP SELECT FUND

SUPPLEMENT DATED OCTOBER 22, 2014

TO THE PROSPECTUS DATED FEBRUARY 28, 2014

The first sentence of the first paragraph of the sections "Fund Summaries—Nuveen Small Cap Growth Opportunities Fund—Principal Investment Strategies," "Fund Summaries—Nuveen Small Cap Select Fund—Principal Investment Strategies" and "Fund Summaries—Nuveen Small Cap Value Fund—Principal Investment Strategies" is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in common stocks of small-capitalization companies. Small capitalization companies are defined as companies that have market capitalizations within the market capitalization range of the companies in the Russell 2000 Index on the last business day of the month in which its most recent reconstitution was completed. Reconstitution of the index currently is completed in June of each year. On June 30, 2014, the range was $143 million to $4.51 billion.

Nuveen Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED OCTOBER 22, 2014

TO THE PROSPECTUS DATED FEBRUARY 28, 2014

The first sentence of the first paragraph of the sections "Fund Summaries—Nuveen Small Cap Growth Opportunities Fund—Principal Investment Strategies," "Fund Summaries—Nuveen Small Cap Select Fund—Principal Investment Strategies" and "Fund Summaries—Nuveen Small Cap Value Fund—Principal Investment Strategies" is deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in common stocks of small-capitalization companies. Small capitalization companies are defined as companies that have market capitalizations within the market capitalization range of the companies in the Russell 2000 Index on the last business day of the month in which its most recent reconstitution was completed. Reconstitution of the index currently is completed in June of each year. On June 30, 2014, the range was $143 million to $4.51 billion.